Form N-1A Cover	Dec. 16, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Grandeur Peak Global Trust
Document Creation Date	Dec. 16, 2025
Document Effective Date	Dec. 16, 2025
Entity Central Index Key	0001965454
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 16, 2025
Prospectus Date	Sep. 01, 2025